Cash and Cash Equivalents - Summary of Cash and Cash Equivalents Received from Sale of Shares of Subsidiaries (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cash And Cash Equivalents [Abstract]
Amounts received for the sale of subsidiaries	$ 3,003	$ 25,000,000
Amounts of cash and cash equivalents in entities sold		(18,360,347)
Total net	$ 3,003	$ 6,639,653